Cost of revenues	12 Months Ended
Dec. 31, 2015
Cost of revenues [Abstract]
Cost of revenues
18.	Cost of revenues

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Revenue sharing fees and content costs	444,065	1,133,984	2,343,224
Bandwidth costs	203,238	345,913	570,169
Salary and welfare	88,456	131,773	198,153
Depreciation and amortization	37,084	59,817	145,135
Payment handling costs	24,955	55,101	104,849
Business tax and surcharges	47,755	49,233	27,794
Share based compensation	9,860	18,037	23,963
Other costs	26,586	55,291	166,457

Total	881,999	1,849,149	3,579,744